Transactions with Related Parties, Support Agreement with Sphinx Investment Corp (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	May 17, 2024
Transactions with Related Parties [Abstract]
Support agreement costs	$ 0	$ 6,750
Related Party [Member] | Sphinx Investment Corp [Member]
Transactions with Related Parties [Abstract]
Percentage of outstanding common stock owned			14.10%
Support agreement costs		$ 6,750